Inventories, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories, net

Note 6. Inventories, net

Inventories, net, are comprised of the following (In thousands):

Category	March 31, 2023	December 31, 2022
Raw materials	$3,120	$2,758
Work-in-progress	3,195	3,186
Finished goods	1,648	1,751
Total	$7,963	$7,695

Note 5. Inventories, net

Inventories, net, are comprised of the following (In thousands):

	As of
Category	December 31, 2022	December 31, 2021
Raw materials	$2,758	$1,771
Work-in-progress	3,186	1,115
Finished goods	1,751	1,320
Total	$7,695	$4,206